N-6	Jul. 29, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Jul. 29, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

On or about July 29, 2026, a Fund available under your Policy will change its name as follows:

CURRENT FUND NAME	NEW FUND NAME
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio

After July 29, 2026, all references to the Fund in your Policy Prospectuses are hereby replaced with the new fund name.

Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio